PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property Plant And Equipment Net
PROPERTY, PLANT AND EQUIPMENT, NET

4	PROPERTY, PLANT AND EQUIPMENT, NET

	Freehold land	Properties	Leasehold Improvements	Construction in progress	Machineries	Furniture and fittings	Motor vehicles	Office equipment	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD
Cost:
At January 1, 2022	1,546,665	1,837,409	26,908	1,314,140	4,021,535	68,393	764,190	24,249	9,603,489
Additions	-	-	-	80,216	92,586	2,475	1,017,530	9,482	1,202,289
Transfer	-	1,340,556	-	(1,340,556)	394,626	(26,966)	(394,626)	26,966	-
Disposals	-	-	-	-	(1,300)	-	(76,922)	(1,648)	(79,870)
Exchange difference	-	-	(2,275)	-	(82)	(1,857)	(7,576)	(211)	(12,001)
At December 31, 2022 and January 1, 2023	1,546,665	3,177,965	24,633	53,800	4,507,365	42,045	1,302,596	58,838	10,713,907
Additions	-	36,109	-	64,416	10,574	1,392	-	3,913	116,404
Transfer	-	118,216	-	(118,216)	-	-	-	-	-
Disposals	-	-	-	-	(1,401)	-	(88,652)	(184)	(90,237)
Exchange difference	-	-	(410)	-	107	-	6,913	593	7,203
At December 31, 2023	1,546,665	3,332,290	24,223	-	4,516,645	43,437	1,220,857	63,160	10,747,277

Accumulated depreciation:
At January 1, 2022	-	(266,484)	(9,666)	-	(830,772)	(29,346)	(337,940)	(18,526)	(1,492,734)
Charge for the year	-	(96,261)	(6,522)	-	(553,706)	(5,100)	(36,838)	(9,320)	(707,747)
Transfer	-	-	-	-	-	17,619	-	(17,619)	-
Eliminated upon disposals	-	-	-	-	162	-	48,309	1,637	50,108
Exchange difference	-	-	1,011	-	64	1,245	4,792	102	7,214
At December 31, 2022 and January 1, 2023	-	(362,745)	(15,177)	-	(1,384,252)	(15,582)	(321,677)	(43,726)	(2,143,159)
Charge for the year	-	(156,404)	(6,206)	-	(450,707)	(5,071)	(237,309)	(7,590)	(863,287)
Eliminated upon disposals	-	-	-	-	756	-	70,608	-	71,364
Exchange difference	-	-	236	-	(2,299)	-	(2,984)	(439)	(5,486)
At December 31, 2023	-	(519,149)	(21,147)	-	(1,836,502)	(20,653)	(491,362)	(51,755)	(2,940,568)

Accumulated impairment:
At January 1, 2022	-	-	-	-	-	-	-	-	-
Charge for the year	-	-	-	-	-	-	-	-	-
At December 31, 2022 and January 1, 2023	-	-	-	-	-	-	-	-	-
Charge for the year	-	(2,575,694)	-	-	(1,668,994)	-	-	-	(4,244,688)
At December 31, 2023	-	(2,575,694)	-	-	(1,668,994)	-	-	-	(4,244,688)

Net book value:
At December 31, 2022	1,546,665	2,815,220	9,456	53,800	3,123,113	26,463	980,919	15,112	8,570,748
At December 31, 2023	1,546,665	237,447	3,076	-	1,011,149	22,784	729,495	11,405	3,562,021

Impairment assessment

During the reporting period, certain subsidiaries operating in Peru have been severely affected by unfavorable market conditions arising in the construction and home improvement sector, which indicates that the property, plant and equipment of these subsidiaries may have impaired. The directors of the Company have therefore performed an impairment assessment on the property, plant and equipment of these subsidiaries at December 31, 2023 based on a valuation performed by BMI Appraisals Limited, an independent professionally qualified valuer.

The recoverable amount of the property, plant and equipment of these subsidiaries amounted to approximately US$12,011,000 is determined based on value in use calculation involving estimation of the future cash flow and the use of assumptions including revenue growth rate, long-term growth rate and discount rate. As a result of the impairment assessment, an impairment loss of USD4,244,688 was recognized in profit or loss during the reporting period.